Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000003794
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 13, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 13, 2014
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014